Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information
Basis of Presentation and General Information

 1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of DryShips Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling rig services.

Customers individually accounting for more than 10% of the Company's voyage revenues and drilling rig revenues during the years ended December 31, 2011, 2012 and 2013, were as follows:

	Year ended December 31,
	2011	2012	2013
Customer A - Drilling rig segment	21%	-	-
Customer B - Drilling rig segment	12%	38%	26%
Customer C - Drilling rig segment	-	14%	-
Customer D - Drilling rig segment	24%	-	-
Customer E - Drilling rig segment	-	-	11%
Customer F - Drilling rig segment	-	-	14%

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.